Notes Payable - Schedule of Long Term Debt (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Nov. 17, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 28, 2012	Aug. 02, 2011
Debt Instrument [Line Items]
Notes payable		$ 748	$ 759	$ 987
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	4.50%
Unsecured notes | Unsecured notes, net of discount, interest payable semi-annually at 5.50%, due September 2022
Debt Instrument [Line Items]
Notes payable		$ 398	$ 397	397
Stated interest rate		5.50%	5.50%		5.50%
Convertible Notes | Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018
Debt Instrument [Line Items]
Notes payable		$ 53	$ 65	291
Stated interest rate		4.25%	4.25%			4.25%
Line of Credit | Revolving Credit Facility, unsecured, unused portion of $500, due April 2022 with interest payable quarterly at LIBOR 1.40% (3.12% at March 31, 2018) | Revolving Credit Facility
Debt Instrument [Line Items]
Notes payable		$ 295	$ 295
Unused portion		$ 500
Line of Credit | Revolving Credit Facility, unsecured, unused portion of $500, due April 2022 with interest payable quarterly at LIBOR 1.40% (3.12% at March 31, 2018) | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)		1.40%	1.40%
Line of credit facility, interest rate at period end		3.12%	2.76%
Other
Debt Instrument [Line Items]
Notes payable		$ 2	$ 2	$ 2